Capital management (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital management
Total equity including noncontrolling interests	€ 14,282,809	€ 15,768,513	€ 14,826,535	€ 15,449,179
Debt and lease liabilities (including amounts directly associated with assets held for sale)	10,795,605	10,988,807
Total assets	€ 31,002,333	€ 33,566,579	€ 33,929,808
Debt and lease liabilities in % of total assets	34.80%	32.70%
Total equity in % of total assets (equity ratio)	46.10%	47.00%